WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
WARRANTS
Summary of the Company's outstanding warrants

	Number of Warrants	Wtd Avg. Exercise Price	Wtd Avg. Remaining Term	Intrinsic Value
Outstanding at December 31, 2013	18,770,591	$0.35	4.64	—

Granted	2,014,308	0.40	4.16	—
Less Exercised	1,300,000	0.01	—	—

Outstanding at March 31, 2014	19,484,899	$0.38	4.32	$1,918,848

			Wtd Avg.
	Number of Shares	Wtd Avg. Exercise Price	Remaining Term	Intrinsic Value
None outstanding at December 31, 2012	—	—	—	—

Granted	18,770,591	0.35	4.62	$416,000

Outstanding at December 31, 2013	18,770,591	0.35	4.62	—